Accounting policies (Details)	12 Months Ended
Dec. 31, 2012
Overhauls of drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	5 years
Drilling units [Member]
Property, Plant and Equipment [Line Items]
Estimated economic useful life	30 years